SCHEDULE OF RECONCILIATION OF ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A ordinary shares subject to possible redemption balance	$ 83,523,112	$ 208,932,880	$ 208,932,880
Class A ordinary shares subject to possible redemption balance	2,220,225		7,715,207
Class A ordinary shares subject to possible redemption balance	55,457,522		83,523,112	$ 208,932,880
Class A ordinary shares subject to possible redemption balance	83,523,112	208,932,880	208,932,880
Class A ordinary shares subject to possible redemption balance	(30,285,815)	(109,309,854)	(133,124,975)
Class A ordinary shares subject to possible redemption balance	55,457,522		83,523,112	208,932,880
Class A Ordinary Shares Subject to Redemption [Member]
Class A ordinary shares subject to possible redemption balance	$ 83,523,112	$ 208,932,880	208,932,880	202,998,782
Class A ordinary shares subject to possible redemption balance			7,715,207	5,934,098
Class A ordinary shares subject to possible redemption balance			(133,124,975)
Class A ordinary shares subject to possible redemption balance			$ 83,523,112	$ 208,932,880